REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue [Table Text Block]

Net Trade Revenue by Segment and Business or Major Product Line	2020	2019	2018
In millions
Industrial Solutions	$1,617	$1,646	$1,656
Interconnect Solutions	1,280	1,187	1,174
Semiconductor Technologies	1,777	1,613	1,729
Electronics & Industrial	$4,674	$4,446	$4,559
Safety Solutions	$2,291	$2,549	$2,483
Shelter Solutions	1,426	1,535	1,796
Water Solutions	1,276	1,117	1,015
Water & Protection	$4,993	$5,201	$5,294
Advanced Solutions	$1,184	$1,232	$1,373
Engineering Polymers	1,853	2,320	2,532
Performance Resins	968	1,138	1,309
Mobility & Materials	$4,005	$4,690	$5,214
Corporate [1]	$666	$1,099	$1,311
Total	$14,338	$15,436	$16,378
1.Corporate net sales reflect activity of to be divested and previously divested businesses.
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Table Text Block]

Contract Balances	December 31, 2020	December 31, 2019
In millions
Accounts and notes receivable - trade [1]	$1,911	$2,098
Contract assets - current [2]	$—	$35
Deferred revenue - current [3]	$16	$20
Deferred revenue - noncurrent [4]	$21	$24
1.Included in "Accounts and notes receivable - net" in the Consolidated Balance Sheets.
2.Included in "Other current assets" in the Consolidated Balance Sheets.
3.Included in "Accrued and other current liabilities" in the Consolidated Balance Sheets.
4.Included in "Other noncurrent obligations" in the Consolidated Balance Sheets.